Discontinued operations (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current
Total current assets	R$ 28,559	R$ 17,872	R$ 17,641
Non-current
Total non-current assets	15,280	31,571	35,654
Total assets	43,839	49,443
Current
Total current liabilities	17,747	16,550	18,483
Non-current
Total non-current liabilities	12,359	16,513	18,005
Shareholders’ equity	13,733	16,380	16,807	R$ 13,548
Total liabilities and shareholders’ equity	43,839	49,443
Cash flow provided by operating activities	(216)	2,728	4,742
Net cash used in investing activities	2,834	(77)	(4,291)
Net cash used in financing activities	(4,703)	(2,743)	(281)
Cash variation in the period	(2,085)	(92)	170
Discontinued operations [member] | Grupo Exito [Member]
Current
Total current assets	6,355	7,871
Non-current
Total non-current assets	14,454	17,694
Total assets	20,809	25,565
Current
Total current liabilities	7,955	8,853
Non-current
Total non-current liabilities	3,306	4,039
Shareholders’ equity	9,548	12,673
Total liabilities and shareholders’ equity	20,809	25,565
Cash flow provided by operating activities	1,044	1,950	1,352
Net cash used in investing activities	(585)	(655)	(4,075)
Net cash used in financing activities	(1,514)	(1,146)	(1,014)
Cash variation in the period	R$ (1,055)	R$ 149	R$ (3,737)